INCOME TAXES (Details Narrative) - USD ($)	12 Months Ended
	Feb. 28, 2025	Feb. 29, 2024	Feb. 28, 2023
Income Tax Disclosure [Abstract]
Income tax statutory rate		21.00%	21.00%
Net operating loss carryforward	$ 76,973,800	$ 61,973,800
Operating loss carryforwards expiration	2030